Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Assets And Liabilities
The fair values of the Company’s financial assets and liabilities by level in the fair value hierarchy as of December 31, 2013 and 2012 were as follows:

December 31, 2013	Level 1	Level 2	Total
Assets:
Foreign exchange derivative contracts	$—	$4	$4
Available-for-sale securities:
Government, agency, and government-sponsored enterprise obligations	—	15	15
Corporate bonds	—	7	7
Mutual funds	—	11	11
Common stock and equivalents	2	—	2
Liabilities:
Foreign exchange derivative contracts	$—	$2	$2
Interest agreement derivative contracts	—	3	3

December 31, 2012	Level 1	Level 2	Total
Assets:
Sigma Fund securities:
Government, agency, and government-sponsored enterprise obligations	$—	$1,984	$1,984
Foreign exchange derivative contracts	—	3	3
Available-for-sale securities:
Government, agency, and government-sponsored enterprise obligations	—	15	15
Corporate bonds	—	11	11
Mortgage-backed securities	—	2	2
Common stock and equivalents	3	7	10
Liabilities:
Foreign exchange derivative contracts	$—	$3	$3
Interest agreement derivative contracts	—	4	4

Changes In Fair Value Of Level 3 Assets
The following table summarizes the changes in fair value of the Level 3 assets:

2013
Balance at January 1	$—
Transfers from Level 2	14
Transfers to Level 2	(2)
Loss on assets held	(2)
Payments received for securities sold	(4)
Purchases	21
Other	(1)
Balance at December 31	$26

Pension And Postretirement Health Care Plan Assets
Postretirement Health Care Benefits Plan

December 31, 2013	Level 1	Level 2	Total
Common stock and equivalents	$38	$—	$38
Commingled equity funds	—	55	55
Government, agency, and government-sponsored enterprise obligations	—	6	6
Other government bonds	—	1	1
Corporate bonds	—	9	9
Commingled bond funds	—	49	49
Commingled short-term investment funds	—	3	3
Fair value plan assets	$38	$123	$161
The table above includes securities on loan as part of a securities lending arrangement of $3 million of common stock and equivalents, $5 million of government, agency, and government-sponsored enterprise obligations, and $1 million of corporate bonds. All securities on loan are fully cash collateralized.

December 31, 2012	Level 1	Level 2	Total
Common stock and equivalents	$44	$—	$44
Commingled equity funds	—	56	56
Government, agency, and government-sponsored enterprise obligations	—	9	9
Corporate bonds	—	9	9
Mortgage-backed bonds	—	1	1
Commingled bond funds	—	30	30
Commingled short-term investment funds	—	6	6
Fair value plan assets	$44	$111	$155

U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Pension And Postretirement Health Care Plan Assets
The fair values of the various pension and postretirement health care benefits plans’ assets by level in the fair value hierarchy as of December 31, 2013 and 2012 were as follows:
U.S. Pension Benefit Plans

December 31, 2013	Level 1	Level 2	Total
Common stock and equivalents	$1,424	$—	$1,424
Commingled equity funds	—	2,045	2,045
Preferred stock	6	—	6
Government, agency and government-sponsored enterprise obligations	—	238	238
Other government bonds	—	42	42
Corporate bonds	—	336	336
Mortgage-backed bonds	—	15	15
Commingled bond funds	—	1,862	1,862
Commingled short-term investment funds	—	96	96
Total investment securities	$1,430	$4,634	$6,064
Accrued income receivable			7
Fair value plan assets			$6,071
The table above includes securities on loan as part of a securities lending arrangement of $125 million of common stock and equivalents, $199 million of government, agency, and government-sponsored enterprise obligations, and $19 million of corporate bonds. All securities on loan are fully cash collateralized.

December 31, 2012	Level 1	Level 2	Total
Common stock and equivalents	$1,592	$3	$1,595
Commingled equity funds	—	1,965	1,965
Preferred stock	9	—	9
Government, agency, and government-sponsored enterprise obligations	—	317	317
Other government bonds	—	49	49
Corporate bonds	—	327	327
Mortgage-backed bonds	—	14	14
Commingled bond funds	—	1,082	1,082
Commingled short-term investment funds	—	58	58
Invested cash	—	—	—
Total investment securities	$1,601	$3,815	$5,416
Accrued income receivable			10
Fair value plan assets			$5,426

Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension And Postretirement Health Care Plan Assets
Non-U.S. Pension Benefit Plans

December 31, 2013	Level 1	Level 2	Level 3	Total
Common stock and equivalents	$208	$—	$—	$208
Commingled equity funds	—	558	—	558
Government, agency, and government-sponsored enterprise obligations	—	21	3	24
Corporate bonds	—	308	23	331
Commingled bond funds	—	361	—	361
Commingled short-term investment funds	—	11	—	11
Total investment securities	$208	$1,259	$26	$1,493
Accrued income receivable				61
Insurance contracts*				14
Fair value plan assets				$1,568
* Comprised of annuity contracts issued by life insurance companies for one of the Company's non-U.S. pension plans
The table above includes securities on loan as part of a securities lending arrangement of $8 million of common stock and equivalents and $13 million of corporate bonds. All securities on loan are fully collateralized.
The following table summarizes the changes in fair value of the Level 3 assets:

2013
Balance at January 1	$—
Transfers from Level 2	14
Transfers to Level 2	(2)
Loss on assets held	(2)
Payments received for securities sold	(4)
Purchases	21
Other	(1)
Balance at December 31	$26

The fair values of the Company’s financial assets and liabilities by level in the fair value hierarchy as of December 31, 2012 were as follows:

December 31, 2012	Level 1	Level 2	Total
Common stock and equivalents	$346	$—	$346
Commingled equity funds	—	434	434
Corporate bonds	—	18	18
Government, agency, and government-sponsored enterprise obligations	—	233	233
Commingled bond funds	—	257	257
Commingled short-term investment funds	—	7	7
Total investment securities	$346	$949	$1,295
Cash			8
Accrued income receivable			—
Insurance contracts*			59
Fair value plan assets			$1,362
* Comprised of annuity contracts issued by life insurance companies for one of the Company's non-U.S. pension plans